QUARTERLY RESULTS OF OPERATIONS (Unaudited)	12 Months Ended
Dec. 31, 2013
QUARTERLY RESULTS OF OPERATIONS (Unaudited)

NOTE 14 – QUARTERLY RESULTS OF OPERATIONS (Unaudited)

(In thousands, except per share data)
	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2013	2012	2013	2012	2013	2012	2013	2012
Revenue	$1,343,058	$1,360,723	$1,618,097	$1,602,494	$1,587,522	$1,587,331	$1,694,367	$1,696,336
Operating expenses:
Direct operating expenses	594,817	608,571	630,357	602,803	646,113	633,770	672,132	649,097
Selling, general and administrative expenses	403,363	426,083	411,341	401,479	411,354	407,501	423,803	431,355
Corporate expenses	83,763	72,606	77,557	72,094	92,204	73,921	70,658	78,745
Depreciation and amortization	182,182	175,366	179,734	181,839	177,330	182,350	191,582	189,730
Impairment charges	—	—	—	—	—	—	16,970	37,651
Other operating income, net	2,395	3,124	1,113	1,917	6,186	42,118	13,304	968

Operating income	81,328	81,221	320,221	346,196	266,707	331,907	332,526	310,726
Interest expense	385,525	374,016	407,508	385,867	438,404	388,210	418,014	400,930
Gain (loss) on marketable securities	—	—	130,898	—	31	—	(50)	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	3,641	3,555	5,971	4,696	3,983	3,663	(91,291)	6,643
Loss on extinguishment of debt	(3,888)	(15,167)	—	—	—	—	(83,980)	(239,556)
Other income (expense), net	(1,000)	(1,106)	(18,098)	(1,397)	1,709	824	(4,591)	1,929

Income (loss) before income taxes	(305,444)	(305,513)	31,484	(36,372)	(165,974)	(51,816)	(265,400)	(325,768)
Income tax benefit (expense)	96,325	157,398	(11,477)	8,663	73,802	13,232	(36,833)	128,986

Consolidated net income (loss)	(209,119)	(148,115)	20,007	(27,709)	(92,172)	(38,584)	(302,233)	(196,782)
Less amount attributable to noncontrolling interest	(6,116)	(4,486)	12,805	11,316	9,683	11,977	6,994	(5,518)

Net income (loss) attributable to the Company	$(203,003)	$(143,629)	$7,202	$(39,025)	$(101,855)	$(50,561)	$(309,227)	$(191,264)